Investments in Joint Ventures - Summary of the Financial Information for Equity Accounted Investments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Current assets	$ 48,053,524	$ 77,932,439
Non-current assets	895,952,783	876,256,492
Current liabilities	63,061,107	67,136,139
Long-term liabilities	316,348,785	327,866,152
Revenues	145,003,021	144,259,312	$ 164,330,202
Operating income/(loss)	23,341,950	21,709,008	10,541,651
Net income/(loss)	11,984,485	2,093,124	$ (12,276,520)
Space Gas Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	2,163,484	2,237,644
Non-current assets	12,559,048	13,221,364
Current liabilities	1,118,776	1,426,128
Long-term liabilities	4,855,255	5,530,995
Revenues	3,222,037	3,362,478
Operating income/(loss)	451,895	1,122,467
Net income/(loss)	246,616	854,885
Financial Power Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	2,359,816	1,745,681
Non-current assets	12,575,608	13,229,810
Current liabilities	1,491,243	1,583,998
Long-term liabilities	4,855,255	5,530,995
Revenues	3,481,799	3,281,896
Operating income/(loss)	935,869	477,559
Net income/(loss)	728,428	212,498
Cannes View Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	1,267,542	2,560,065
Non-current assets	13,801,972	14,532,274
Current liabilities	1,440,769	1,702,293
Long-term liabilities	7,050,860	7,792,274
Revenues	2,764,359	2,707,338
Operating income/(loss)	(645,197)	872,331
Net income/(loss)	(1,019,886)	627,671
ColoradoOiland Gas Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	1,126,697	2,265,263
Non-current assets	12,335,790	12,801,053
Current liabilities	2,688,747	2,488,495
Long-term liabilities	6,169,497	6,818,237
Revenues	2,704,455	2,032,648
Operating income/(loss)	(817,717)	(85,071)
Net income/(loss)	(1,155,342)	(303,415)
Frost Investments Corp Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	10,831,800	13,693,747
Non-current assets	19,464,419	20,396,424
Current liabilities	2,575,067	2,653,152
Long-term liabilities	9,384,573	10,757,210
Revenues	6,866,426	2,047,026
Operating income/(loss)	3,122,539	(370,748)
Net income/(loss)	2,656,770	$ (420,191)
MGC Aggressive Holdings Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	5,096,668
Non-current assets	82,809,937
Current liabilities	8,315,433
Long-term liabilities	40,958,366
Revenues	18,409,814
Operating income/(loss)	4,869,260
Net income/(loss)	$ 3,882,812